REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of revenue

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	$	$	$
Vehicle Sales:
Bus Sales	11,699	38,197	16,247
Truck Sales	982	—	—
Shuttle Sales	484	—	—
Other revenue:
Spare part sales	5,183	2,701	2,436
Operating lease revenue	127	810	871

Total Revenue	18,475	41,708	19,554